Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
U.S. Federal statutory rate	35.00%	21.00%	35.00%
Income tax expense (benefit)		$ 70	$ 0	$ 146
Transition Tax under Tax Cuts and Jobs Act (TCJA)		43	0	0
Provisional expense for deferred tax assets		46
Foreign earnings subject to U.S. federal income tax		(74)	(101)	12
Adjustment of prior years taxes		0	0	2
Reducing In Tax Loss Carryforward Due To Realization Domestic And State Tax Loss		2	3
Reducing in Tax Loss Carryforward Due To Realization Foreign Tax Loss		7	7
Valuation allowance		163	145
Unremitted earnings of foreign subsidiaries		920
Estimated income tax liability related to unremitted earnings of foreign subsidiaries		80
Uncertain tax positions that would affect the effective tax rate if recognized		108	108	110
Liability for interest on unrecognized tax benefits		4	4	4
Estimated decrease in unrecognized tax benefits related to the expiration of foreign statute of limitations and the conclusion of foreign income tax examinations that may occur within the coming year		8
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Penalties accrued		1	1	1
Accrued interest related to uncertain tax positions		1	1	1
Liability for penalties on unrecognized tax benefits		1	1	2
Federal
Schedule of Equity Method Investments [Line Items]
Foreign earnings subject to U.S. federal income tax		74	$ 110
Adjustment of prior years taxes				$ 15
State
Schedule of Equity Method Investments [Line Items]
Cash payments for TCJA adjustment, one time transition tax		$ 1